SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	May 12, 2021	Feb. 17, 2021	May 01, 2020
Dividends payable (in usd per share)				$ 0.15	$ 0.15
Shares issued, net of issuance costs	$ 83,428,000	$ 12,659,000
Repayments of debt	$ 218,977,000
Share-based compensation arrangement by share-based payment award, options, exercises in period (in shares)	129,000	6,869
4.875% senior unsecured convertible notes due 2023
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%
Repayments of debt	$ 2,000,000.0	$ 6,400,000	$ 8,400,000
Equity adjustment arising from reacquisition of convertible notes	$ 100,000		300,000
5.75% senior unsecured convertible notes due 2021
Senior unsecured convertible notes interest rate (in percentage)	5.75%
Repayments of debt	$ 65,300,000	$ 0
Equity adjustment arising from reacquisition of convertible notes	400,000
Contributed Surplus
Dividends, common stock	$ 35,700,000		$ 109,400,000
Dividend Reinvestment Plan (drip)
Dividend reinvestment plan, maximum number of shares authorized (in shares)						10,000,000
At The Market and Dividend Reinvestment Plan
Shares issued (in shares)	10,200,000		8,400,000
Shares issued, net of issuance costs	$ 85,400,000		$ 61,500,000
Shares issued, premium	$ 85,300,000		$ 61,400,000
At the Market
Equity distribution agreement, maximum value of shares authorized						$ 100,000,000